Contract liability - Movement of contract liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract liability
Balance - Beginning of year	$ 42,453	$ 31,721
Proceeds from contract liability	(212)	(56)
Accretion on the contract liability's financing component	7,270	7,850
Cumulative catch-up adjustment	(710)	(78)
Transfer to liabilities associated with asset held for sale	(42,627)
Currency translation adjustment	(1,490)	3,016
Balance - End of year	4,684	42,453
Current portion	643	109
Non-current portion	4,041	42,344
Contract liability	$ 4,684	$ 42,453